Earnings Per Share - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Net (loss) attributable to controlling interest - basic	$ (68,740)
Net (loss) attributable to controlling interest - diluted	$ (68,740)
Weighted-average shares of Class A Common Stock outstanding - basic (in shares)	57,546,811	6,956
Weighted-average shares of Class A Common Stock outstanding - diluted (in shares)	57,546,811	6,956
(Loss) per Class A Common Stock - basic (in dollars per share)	$ (1.19)	$ 129.24
(Loss) per Class A Common Stock - diluted (in dollars per share)	$ (1.19)	$ 129.24